CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member}	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 1,102,086	$ 46,722		$ 792,339	$ (22,250)	$ 285,316	$ (41)
Balance, shares at Dec. 31, 2009		45,092,000
Common stock issuances Value	16,053	507		15,546
Common stock issuance, shares		507,000
Net income (loss)	103,453					103,877	(424)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	2,842				2,842
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	(11,436)				(11,436)
Amounts reclassified to net income, net of tax (Notes 5 and 13)	60				60
Dividends declared Common	(46,062)					(46,062)
Balance at Dec. 31, 2010	1,166,996	47,229		807,885	(30,784)	343,131	(465)
Balance, shares at Dec. 31, 2010		45,599,000
Common stock issuances Value	14,112	357		13,755
Common stock issuance, shares		357,000
Net income (loss)	111,763					112,287	(524)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(8,138)				(8,138)
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	(11,134)				(11,134)
Amounts reclassified to net income, net of tax (Notes 5 and 13)	725				725
Dividends declared Common	(49,293)					(49,293)
Balance at Dec. 31, 2011	1,225,031	47,586		821,640	(49,331)	406,125	(989)
Balance, shares at Dec. 31, 2011	45,956,088	45,956,000
Common stock issuances Value	7,329	192		7,137
Common stock issuance, shares		192,000
Net income (loss)	132,639					133,331	(692)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(4,985)				(4,985)
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	1,834				1,834
Amounts reclassified to net income, net of tax (Notes 5 and 13)	1,737				1,737
Dividends declared Common	(55,087)					(55,087)
Balance at Dec. 31, 2012	$ 1,308,498	$ 47,778		$ 828,777	$ (50,745)	$ 484,369	$ (1,681)
Balance, shares at Dec. 31, 2012	46,147,788	46,148,000	[1]

[1]	At December 31, 2012, 2.2 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 125,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 11).